Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Warrant Issued for Technology License[Member] Preferred Stock [Member]	Warrant Issued for Technology License[Member] Common Stock [Member]	Warrant Issued for Technology License[Member] Additional Paid-in Capital [Member]	Warrant Issued for Technology License[Member] Retained Earnings [Member]	Warrant Issued for Technology License[Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019						2,486	14,992
Balance at Dec. 31, 2019						$ 1,932,433	$ 15	$ 39,340,509	$ (42,847,513)	$ (1,574,556)
Sale of convertible preferred stock for cash (in shares)						300
Sale of convertible preferred stock for cash						$ 300,000				300,000
Conversion of preferred stock to common stock (in shares)						(2,686)	716,790
Conversion of preferred stock to common stock						$ (2,156,338)	$ 717	2,155,621
Warrants issued in bridge financing								457,833		457,833
Common stock issued (in shares)							286,902
Issuance of common stock upon warrant exercise							$ 287	2,213		2,500
Issuance of common stock upon debenture conversion (in shares)							177,626
Issuance of common stock upon debenture conversion							$ 177	569,340		$ 569,517
Common stock issued for cancellation of accrued compensation (in shares)							300,001			300,001
Issuance of common stock upon cancellation of accrued compensation							$ 300	1,499,700		$ 1,500,000
Sale of common stock for cash (in shares)							2,310,000
Sale of common stock for cash							$ 2,310	11,156,186		$ 11,158,496
Issuance of common stock for services (in shares)							26,581			26,581
Issuance of common stock for services							$ 27	94,373		$ 94,400
Stock option expense								18,730		18,730
Roundup of shares following reverse stock split (in shares)							1,203
Roundup of shares following reverse stock split							$ 1	(1)
Net loss									(2,958,068)	(2,958,068)
Balance (in shares) at Dec. 31, 2020						100	3,834,095
Balance at Dec. 31, 2020						$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Warrants issued in bridge financing			$ 209,825		$ 209,825
Common stock issued (in shares)							889,739
Issuance of common stock upon warrant exercise							$ 890	3,403,266		3,404,156
Sale of common stock for cash (in shares)							1,644,000
Sale of common stock for cash							$ 1,644	9,407,276		$ 9,408,920
Issuance of common stock for services (in shares)							13,707			13,707
Issuance of common stock for services							$ 14	71,827		$ 71,841
Stock option expense								269,427		269,427
Net loss									(18,570,317)	(18,570,317)
Repurchase of preferred stock (in shares)						(100)
Repurchase of preferred stock						$ (76,095)		75,095		(1,000)
Balance (in shares) at Dec. 31, 2021							6,381,541
Balance at Dec. 31, 2021							$ 6,382	$ 68,731,220	$ (64,375,898)	$ 4,361,704